Segment Information (Details)	12 Months Ended
Dec. 31, 2025 Segments
Segment Information [Line Items]
Description of segment information	The chief operating decision maker (“CODM”), identified as the Chief Executive Officer, reviews the Company’s consolidated financial results for purposes of evaluating financial performance and allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker [Member]
Number of reportable segment	1